INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)

	December 31, 2022	December 31, 2021
Deferred:
Federal	$(226,145)	$(223,346)
State	(52,229)	(51,582)
Change in valuation allowance	278,374	274,929
Income tax expense (benefit)	$–	$–

Schedule of effective income tax rate reconciliation

	December 31, 2022	December 31, 2021
Tax at statutory tax rate	21.00%	21.00%
State taxes	4.85%	4.85%
Other permanent items	(0.24)%	2.50%
Valuation allowance	-25.61%	-28.35%
Income tax expense	–	–

Schedule of deferred tax assets and liabilities

	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carry forward	$2,405,788	$2,130,588
Total gross deferred tax assets	2,405,788	2,130,588
Less: valuation allowance	(2,405,788)	(2,130,588)
Net deferred tax assets	$–	$–